Income taxes (Tables)	12 Months Ended
Jan. 31, 2015
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2015	January 31, 2014
Deferred Tax Assets	$8,853,000	$10,243,000
Less Valuation Allowance	(8,853,000)	(10,243,000)
	$-	$-